Portfolio of Investments
Touchstone Dividend Select ETF – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.8%
	Information Technology — 22.7%
3,936	Apple, Inc.	$ 543,955
943	Broadcom, Inc.	418,702
10,045	Cisco Systems, Inc.	401,800
9,512	Intel Corp.	245,124
3,936	International Business Machines Corp.	467,636
1,435	KLA Corp.	434,274
3,649	Microsoft Corp.	849,852
7,913	Oracle Corp.	483,247
3,731	QUALCOMM, Inc.	421,529
2,993	Texas Instruments, Inc.	463,257
2,542	Visa, Inc. - Class A	451,586
		5,180,962
	Health Care — 14.1%
2,788	AmerisourceBergen Corp.	377,300
5,118	Bristol-Myers Squibb Co.	363,839
5,002	CVS Health Corp.	477,041
3,444	Johnson & Johnson	562,612
5,002	Medtronic PLC	403,911
5,535	Merck & Co., Inc.	476,674
1,101	UnitedHealth Group, Inc.	556,049
		3,217,426
	Financials — 11.2%
13,489	Bank of America Corp.	407,368
861	BlackRock, Inc.	473,791
1,722	Goldman Sachs Group, Inc. (The)	504,632
29,178	Huntington Bancshares, Inc.	384,566
3,362	JPMorgan Chase & Co.	351,329
10,578	Wells Fargo & Co.	425,447
		2,547,133
	Consumer Discretionary — 10.2%
1,836	Dollar General Corp.	440,383
1,640	Home Depot, Inc. (The)	452,541
2,016	McDonald's Corp.	465,172
6,150	Starbucks Corp.	518,199
4,182	Yum! Brands, Inc.	444,714
		2,321,009
	Industrials — 9.5%
2,132	3M Co.	235,586
2,132	Caterpillar, Inc.	349,818
2,009	Eaton Corp. PLC	267,920
1,271	Lockheed Martin Corp.	490,975
5,822	Raytheon Technologies Corp.	476,589
4,700	Stanley Black & Decker, Inc.	353,487
		2,174,375
	Consumer Staples — 7.2%
6,888	Coca-Cola Co. (The)	385,866
2,583	PepsiCo, Inc.	421,701
Shares		Market Value

	Consumer Staples — (Continued)
4,838	Philip Morris International, Inc.	$ 401,602
3,239	Walmart, Inc.	420,098
		1,629,267
	Communication Services — 5.8%
17,831	AT&T, Inc.	273,528
11,562	Comcast Corp. - Class A	339,113
10,619	Fox Corp. - Class A	325,791
10,373	Verizon Communications, Inc.	393,863
		1,332,295
	Energy — 4.7%
7,339	Exxon Mobil Corp.	640,768
5,453	Phillips 66	440,166
		1,080,934
	Utilities — 3.6%
6,150	Dominion Energy, Inc.	425,027
4,305	Duke Energy Corp.	400,451
		825,478
	Materials — 3.3%
1,353	Air Products & Chemicals, Inc.	314,884
8,519	DuPont de Nemours, Inc.	429,357
		744,241
	Real Estate — 2.5%
1,640	American Tower Corp. REIT	352,108
2,501	Simon Property Group, Inc. REIT	224,465
		576,573
	Total Common Stocks	$21,629,693
	Total Investment Securities—94.8% (Cost $24,124,184)	$21,629,693
	Other Assets in Excess of Liabilities — 5.2%	1,194,481
	Net Assets — 100.0%	$22,824,174
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,629,693	$—	$—	$21,629,693
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – September 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 48.3%
	Financials — 10.9%
$ 800,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$ 736,545
826,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	598,850
831,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	600,505
363,000	Charles Schwab Corp. (The), 5.000%(A)	326,246
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	266,644
576,000	Citigroup, Inc., Ser W, 4.000%(A)	483,921
412,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.475%, 2/15/27(B)	388,310
327,000	Credit Acceptance Corp., 6.625%, 3/15/26	303,292
561,000	First Maryland Capital II, (3M LIBOR +0.850%), 3.632%, 2/1/27(B)	522,201
230,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	192,625
898,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	720,387
422,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	370,326
650,000	JPMorgan Chase & Co., 5.717%, 9/14/33	614,246
538,000	Morgan Stanley, 5.297%, 4/20/37	482,484
477,000	Navient Corp., 6.750%, 6/15/26	432,973
611,000	PNC Capital Trust, (3M LIBOR +0.570%), 3.652%, 6/1/28(B)	568,261
604,000	Prudential Financial, Inc., 5.125%, 3/1/52	523,632
419,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	341,776
815,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	695,054
832,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 3.580%, 5/15/27(B)	771,681
508,000	Truist Financial Corp., Ser Q, 5.100%(A)	451,233
		10,391,192
	Industrials — 7.1%
377,000	ADT Security Corp. (The), 144a, 4.875%, 7/15/32	304,036
425,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	360,187
367,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	303,766
267,000	Boeing Co. (The), 5.805%, 5/1/50	232,564
415,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	282,200
458,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	430,251
634,000	General Electric Co., Ser D, 6.623%(A)	593,141
453,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	427,047
1,558,000	Mohawk Industries, Inc., 3.625%, 5/15/30	1,295,858
782,000	Oshkosh Corp., 3.100%, 3/1/30	631,086
434,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	363,864
392,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	301,866
363,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	300,609
322,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	312,340
753,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	632,870
		6,771,685
	Consumer Discretionary — 6.6%
715,000	Brunswick Corp., 4.400%, 9/15/32	577,984
385,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	304,467
413,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	357,335
369,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	316,012
727,000	Ferguson Finance PLC, 144a, 4.650%, 4/20/32	639,634
204,000	Ford Motor Co., 4.750%, 1/15/43	135,128
227,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	195,583
1,173,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	884,304
525,000	Genm Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	359,307
831,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	753,265
395,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	290,538
722,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	584,238
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 727,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	$ 527,475
529,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	424,522
		6,349,792
	Communication Services — 4.7%
379,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	295,620
155,000	Belo Corp., 7.750%, 6/1/27	151,900
812,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	763,315
370,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	283,178
591,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	519,443
362,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	316,688
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	291,227
374,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	293,375
697,000	Netflix, Inc., 6.375%, 5/15/29	691,782
450,000	Paramount Global, 4.200%, 5/19/32	364,143
453,000	Stagwell Global, 144a, 5.625%, 8/15/29	372,624
177,000	TEGNA, Inc., 5.000%, 9/15/29	162,714
		4,506,009
	Utilities — 4.5%
727,000	CMS Energy Corp., 4.750%, 6/1/50	614,315
598,000	Edison International, 4.125%, 3/15/28	533,778
452,000	Edison International, Ser B, 5.000%(A)	357,080
250,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	212,350
513,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	464,001
515,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	421,013
598,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	434,948
658,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 6.339%, 3/30/67(B)	550,399
844,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 5.018%, 5/15/67(B)	700,520
		4,288,404
	Energy — 4.4%
502,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	439,549
344,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	291,273
93,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	89,117
218,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	204,923
158,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	142,995
382,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	331,226
330,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	248,325
536,000	Murphy Oil Corp., 6.375%, 7/15/28	506,520
596,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	602,084
371,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	299,532
620,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	396,180
371,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	327,558
340,000	YPF SA (Argentina), 4.000%, 2/12/26	283,825
		4,163,107
	Consumer Staples — 3.5%
455,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	419,737
561,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	486,193

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 48.3% (Continued)
	Consumer Staples — (Continued)
$ 331,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	$ 302,766
285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	243,675
571,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 12/1/52	508,790
415,000	QVC, Inc., 4.375%, 9/1/28	281,386
500,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	433,750
450,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	307,530
515,000	United Rentals North America, Inc., 3.750%, 1/15/32	403,353
		3,387,180
	Materials — 2.7%
640,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	453,440
781,000	Celanese US Holdings LLC, 6.165%, 7/15/27	736,840
500,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	413,750
510,000	GCC SAB de CV, 144a, 3.614%, 4/20/32	412,457
116,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	96,440
297,000	Hudbay Minerals, Inc. (Canada), 144a, 6.125%, 4/1/29	239,302
410,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	260,350
		2,612,579
	Health Care — 1.9%
519,000	CVS Health Corp., 5.050%, 3/25/48	455,329
361,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	289,702
368,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	304,982
569,000	Mylan, Inc., 4.550%, 4/15/28	502,850
369,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	309,960
		1,862,823
	Real Estate — 1.2%
383,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	343,028
421,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	349,150
222,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	211,466
258,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	246,572
		1,150,216
	Information Technology — 0.8%
372,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	291,276
589,000	Micron Technology, Inc., 2.703%, 4/15/32	427,784
		719,060
	Total Corporate Bonds	$46,202,047
	U.S. Treasury Obligations — 20.2%
1,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	662,109
2,000,000	U.S. Treasury Bond, 2.375%, 2/15/42	1,532,813
1,285,000	U.S. Treasury Bond, 3.250%, 5/15/42	1,140,638
4,500,000	U.S. Treasury Note, 0.375%, 11/30/23	4,307,168
4,950,000	U.S. Treasury Note, 0.750%, 5/31/26	4,372,822
8,015,000	U.S. Treasury Note, 2.750%, 8/15/32	7,324,959
	Total U.S. Treasury Obligations	$19,340,509
	Asset-Backed Securities — 11.3%
900,000	AMMC CLO 16 Ltd. (Cayman Islands), Ser 2015-16A, Class CR2, 144a, (3M LIBOR +1.950%), 4.433%, 4/14/29(B)	861,960
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.850%), 4.305%, 7/13/29(B)	968,333
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (3M LIBOR +3.240%), 5.980%, 7/18/31(B)	888,165
1,102,500	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	962,013
1,000,000	Franklin Park Place CLO I LLC (Cayman Islands), Ser 2022-1A, Class B, 144a, (TSFR3M +2.000%), 2.770%, 4/14/35	919,085
Principal Amount		Market Value
	Asset-Backed Securities — 11.3% (Continued)
$1,000,000	Golub Capital Partners CLO 25M Ltd. (Cayman Islands), Ser 2015-25A, Class BR, 144a, (3M LIBOR +1.900%), 4.732%, 5/5/30	$ 962,587
1,022,400	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	959,372
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	854,331
1,185,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	983,265
685,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class E, 144a, 3.900%, 5/15/26	672,166
1,075,000	Tesla Auto Lease Trust, Ser 2021-A, Class E, 144a, 2.640%, 3/20/25	1,000,318
990,000	Zaxby's Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	812,730
	Total Asset-Backed Securities	$10,844,325
	Commercial Mortgage-Backed Securities — 7.8%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.040%, 9/15/55(B)(C)(D)	415,084
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	696,059
755,426	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 3.738%, 10/15/36(B)	744,028
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(D)	985,998
992,505	CHC Commercial Mortgage Trust 2019 - CHC, Ser 2019-CHC, Class D, 144a, 4.868%, 6/15/34(B)	935,358
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.635%, 5/10/35(B)(D)	1,073,149
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	970,173
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	933,359
178,267	Motel Trust, Ser 2021-MTL6, Class H, 144a, 8.818%, 9/15/38	175,090
600,000	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.285%, 5/15/45(B)(D)	574,815
	Total Commercial Mortgage-Backed Securities	$7,503,113
	Sovereign Government Obligations — 3.1%
390,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	292,586
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	210,006
350,000	Chile Government International Bond, 3.100%, 5/7/41	237,865
700,000	Colombia Government International Bond, 3.250%, 4/22/32	473,083
400,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	300,741
420,000	Ecuador Government International Bond, 2.500%, 7/31/35	138,223
190,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	89,455
410,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	227,336
290,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	190,147
380,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	138,920
290,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	160,950
290,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	206,816

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 3.1% (Continued)
$ 400,000	Serbia International Bond, 2.125%, 12/1/30	$ 260,800
400,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35*	73,453
	Total Sovereign Government Obligations	$3,000,381
Shares
	Common Stocks — 3.0%
	Information Technology — 0.6%
2,292	International Business Machines Corp.	272,313
1,908	Texas Instruments, Inc.	295,320
		567,633
	Industrials — 0.6%
748	Lockheed Martin Corp.	288,945
3,275	Raytheon Technologies Corp.	268,091
		557,036
	Financials — 0.5%
7,852	Bank of America Corp.	237,131
986	Goldman Sachs Group, Inc. (The)	288,947
		526,078
	Energy — 0.3%
3,428	Exxon Mobil Corp.	299,299
	Health Care — 0.3%
1,764	Johnson & Johnson	288,167
	Consumer Staples — 0.3%
3,092	Philip Morris International, Inc.	256,667
	Materials — 0.2%
4,563	DuPont de Nemours, Inc.	229,975
	Communication Services — 0.2%
10,239	AT&T, Inc.	157,066
	Total Common Stocks	$2,881,921
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 2.1%
$1,000,000	Fannie Mae Connecticut Avenue Securities, Ser 2017-C06, Class 1B1, 7.234%, 2/25/30	1,018,700
1,000,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, 5.181%, 4/25/42	943,749
	Total Non-Agency Collateralized Mortgage Obligations	$1,962,449
Shares
	Preferred Stocks — 0.5%
	Financials — 0.5%
18,000	First Republic Bank, Ser K, 4.125%(A)	309,600
10,805	Morgan Stanley, Ser O, 4.250%(A)	194,166
	Total Preferred Stocks	$503,766
	Total Investment Securities—96.3% (Cost $97,121,922)	$92,238,511
	Other Assets in Excess of Liabilities — 3.7%	3,536,116
	Net Assets — 100.0%	$95,774,627
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $40,092,199 or 41.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$46,202,047	$—	$46,202,047
U.S. Treasury Obligations	—	19,340,509	—	19,340,509
Asset-Backed Securities	—	10,844,325	—	10,844,325
Commercial Mortgage-Backed Securities	—	7,503,113	—	7,503,113
Sovereign Government Obligations	—	3,000,381	—	3,000,381
Common Stocks	2,881,921	—	—	2,881,921
Non-Agency Collateralized Mortgage Obligations	—	1,962,449	—	1,962,449
Preferred Stocks	503,766	—	—	503,766
Total	$3,385,687	$88,852,824	$—	$92,238,511
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – September 30, 2022 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 48.1%
$ 900,000	American Credit Acceptance Receivables Trust, Ser 2019-1, Class E, 144a, 4.840%, 4/14/25	$ 901,158
953,354	American Credit Acceptance Receivables Trust, Ser 2020-2, Class C, 144a, 3.880%, 4/13/26	949,461
800,000	Barings CLO Ltd. (Cayman Islands), Ser 2013-IA, Class BR, 144a, (3M LIBOR +1.250%), 3.960%, 1/20/28(A)	776,098
1,025,000	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	1,002,036
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.850%), 4.305%, 7/13/29(A)	968,333
899,380	Dell Equipment Finance Trust, Ser 2021-2, Class A2, 144a, 0.330%, 12/22/26	886,803
957,500	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	912,229
800,000	DT Auto Owner Trust, Ser 2018-3A, Class E, 144a, 5.330%, 11/17/25	798,941
1,000,000	DT Auto Owner Trust, Ser 2019-1A, Class E, 144a, 4.940%, 2/17/26	1,000,055
900,000	First Investors Auto Owner Trust, Ser 2018-2A, Class E, 144a, 5.360%, 1/15/25	900,683
1,000,000	Flagship Credit Auto Trust, Ser 2018-1, Class E, 144a, 5.100%, 5/15/25	999,875
1,025,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	1,004,054
1,000,000	Golub Capital Partners CLO 34M Ltd. (Cayman Islands), Ser 2017-34A, Class AR, 144a, (3M LIBOR +1.7000%), 4.532%, 3/14/31(A)	974,160
409,925	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2021-2, Class A2, 144a, 0.380%, 3/15/24	401,489
944,036	JFIN CLO 2017 Ltd. (Cayman Islands), Ser 2017-1A, Class A1R, 144a, (3M LIBOR +1.000%), 3.783%, 4/24/29(A)	926,003
997,467	LCM XIII LP (Cayman Islands), 144a, (3M LIBOR +0.870%), 3.608%, 7/19/27(A)	979,545
479,944	MVW Owner Trust, Ser 2017-1A, Class A, 144a, 2.420%, 12/20/34	469,274
1,000,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	990,423
1,000,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	976,433
909,150	SCF Equipment Leasing LLC, Ser 2020-1A, Class A3, 144a, 1.190%, 10/20/27	888,870
1,011,312	Shackleton CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.920%), 3.630%, 10/20/27(A)	1,001,938
1,016,557	Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Class B, 144a, 3.650%, 6/20/35	999,262
925,063	Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Class B, 144a, 3.870%, 9/20/35	907,553
829,191	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class D, 144a, 4.750%, 1/20/36	797,402
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M +1.714%), 4.636%, 7/15/38(A)	970,217
1,050,000	Tesla Auto Lease Trust, Ser 2020-A, Class D, 144a, 2.330%, 2/20/24	1,029,989
	Total Asset-Backed Securities	$23,412,284
	Commercial Mortgage-Backed Securities — 22.9%
1,000,000	ACRE Commercial Mortgage Ltd. (Cayman Islands), Ser 2021-FL4, Class B, 144a, (1M LIBOR +1.400%), 4.393%, 12/18/37(A)	968,223
394,529	AREIT Trust, Ser 2020-CRE4, Class AS, 144a, (SOFR30A +3.564%), 5.849%, 4/15/37(A)	394,528
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 22.9% (Continued)
$1,013,026	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 3.738%, 10/15/36(A)	$ 997,741
992,505	CHC Commercial Mortgage Trust 2019 - CHC, Ser 2019-CHC, Class A, 144a, (1M LIBOR +1.120%), 3.938%, 6/15/34(A)	974,811
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class B, 3.732%, 4/10/46(A)(B)	984,817
1,000,000	COMM Mortgage Trust, Ser 2013-CR7, Class B, 144a, 3.613%, 3/10/46	981,244
606,000	Great Wolf Trust, Ser 2019-WOLF, Class B, 144a, (1M LIBOR +1.334%), 4.152%, 12/15/36(A)	578,580
1,000,000	GS Mortgage Securities Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 3.910%, 10/15/31(A)	989,505
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	978,724
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Class AS, 4.171%, 7/15/45(A)(B)	986,083
1,000,000	PFP Ltd. (Cayman Islands), Ser 2019-6, Class D, 144a, (1M LIBOR +2.450%), 5.389%, 4/14/37(A)	981,705
1,036,252	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	990,401
337,888	Slide, Ser 2018-FUN, Class C, 144a, (1M LIBOR +1.800%), 4.618%, 6/15/31(A)	330,194
	Total Commercial Mortgage-Backed Securities	$11,136,556
	Corporate Bonds — 17.6%
	Financials — 4.1%
500,000	Allstate Corp. (The), (3M LIBOR +0.630%), 4.272%, 3/29/23(A)	498,893
1,000,000	Retail Opportunity Investments Partnership LP REIT, 5.000%, 12/15/23	989,892
500,000	Synovus Financial Corp., 5.200%, 8/11/25	490,591
		1,979,376
	Energy — 4.0%
1,000,000	Energy Transfer LP, 3.450%, 1/15/23	994,775
1,000,000	Southern Natural Gas Co. LLC, 144a, 0.625%, 4/28/23	972,571
		1,967,346
	Industrials — 3.0%
1,000,000	CNH Industrial NV (United Kingdom), 4.500%, 8/15/23	994,010
500,000	Graphic Packaging International LLC, 144a, 0.821%, 4/15/24	464,450
		1,458,460
	Real Estate — 2.0%
1,000,000	American Tower Trust #1 REIT, Ser 13, Class 2A, 144a, 3.070%, 3/15/48	993,173
	Health Care — 1.5%
750,000	Elevance Health, Inc., 0.450%, 3/15/23	736,811
	Communication Services — 1.0%
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	487,652
	Consumer Staples — 1.0%
500,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.500%, 5/5/23	487,090
	Consumer Discretionary — 1.0%
500,000	AutoNation, Inc., 3.500%, 11/15/24	482,014
	Total Corporate Bonds	$8,591,922
	Commercial Paper — 7.1%
2,000,000	Fortune Brands Home, 3.530%, 10/3/22(C)	1,999,420
1,000,000	Raytheon Tech Corp., 3.960%, 12/1/22(C)	993,310
475,000	Southern Calif Edison Co., 3.410%, 10/3/22(C)	474,867

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Paper — 7.1% (Continued)
	Total Commercial Paper	$3,467,597
	Non-Agency Collateralized Mortgage Obligations — 4.0%
$ 923,705	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	$ 910,688
622,330	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	609,070
418,248	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	411,700
	Total Non-Agency Collateralized Mortgage Obligations	$1,931,458
	Total Investment Securities—99.7% (Cost $48,743,685)	$48,539,817
	Other Assets in Excess of Liabilities — 0.3%	134,037
	Net Assets — 100.0%	$48,673,854
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $37,426,682 or 76.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$23,412,284	$—	$23,412,284
Commercial Mortgage-Backed Securities	—	11,136,556	—	11,136,556
Corporate Bonds	—	8,591,922	—	8,591,922
Commercial Paper	—	3,467,597	—	3,467,597
Non-Agency Collateralized Mortgage Obligations	—	1,931,458	—	1,931,458
Total	$—	$48,539,817	$—	$48,539,817
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Information Technology — 28.2%
12,096	Apple, Inc.	$ 1,671,667
2,814	International Business Machines Corp.	334,331
8,274	Microsoft Corp.	1,927,015
7,056	Oracle Corp.	430,910
3,024	PayPal Holdings, Inc.*	260,276
3,234	salesforce, Inc.*	465,179
5,754	SS&C Technologies Holdings, Inc.	274,753
3,150	Texas Instruments, Inc.	487,557
2,940	Visa, Inc. - Class A	522,291
1,764	Workday, Inc. - Class A*	268,516
		6,642,495
	Health Care — 15.9%
3,486	AmerisourceBergen Corp.	471,760
5,292	BioMarin Pharmaceutical, Inc.*	448,603
7,518	Bristol-Myers Squibb Co.	534,455
2,478	HCA Healthcare, Inc.	455,432
5,208	Johnson & Johnson	850,779
1,932	UnitedHealth Group, Inc.	975,737
		3,736,766
	Communication Services — 12.1%
12,808	Alphabet, Inc. - Class C*	1,231,489
10,202	AT&T, Inc.	156,499
11,021	Comcast Corp. - Class A	323,246
3,470	Fox Corp. - Class A	106,460
4,200	Meta Platforms, Inc. - Class A*	569,856
966	Netflix, Inc.*	227,435
2,226	Walt Disney Co. (The)*	209,979
2,503	Warner Bros Discovery, Inc.*	28,784
		2,853,748
	Financials — 11.5%
19,854	Bank of America Corp.	599,591
3,948	Berkshire Hathaway, Inc. - Class B*	1,054,195
2,295	Goldman Sachs Group, Inc. (The)	672,549
349	Markel Corp.*	378,393
		2,704,728
	Industrials — 8.5%
1,612	Boeing Co. (The)*	195,181
588	Deere & Co.	196,327
966	FedEx Corp.	143,422
3,024	Hubbell, Inc.	674,352
6,384	Raytheon Technologies Corp.	522,594
8,245	Southwest Airlines Co.*	254,276
		1,986,152
Shares		Market Value

	Consumer Discretionary — 8.2%
2,100	Airbnb, Inc. - Class A*	$ 220,584
9,618	Amazon.com, Inc.*	1,086,834
2,814	Hilton Worldwide Holdings, Inc.	339,424
3,276	Starbucks Corp.	276,036
		1,922,878
	Consumer Staples — 4.3%
5,880	Monster Beverage Corp.*	511,325
5,964	Philip Morris International, Inc.	495,071
		1,006,396
	Energy — 3.5%
6,174	Exxon Mobil Corp.	539,052
8,069	Schlumberger NV	289,677
		828,729
	Real Estate — 1.4%
2,199	Jones Lang LaSalle, Inc.*	332,203
	Materials — 1.3%
6,174	DuPont de Nemours, Inc.	311,170
	Total Common Stocks	$22,325,265
	Total Investment Securities—94.9% (Cost $24,966,624)	$22,325,265
	Other Assets in Excess of Liabilities — 5.1%	1,202,402
	Net Assets — 100.0%	$23,527,667
*	Non-income producing security.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$22,325,265	$—	$—	$22,325,265
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.